Property, Plant and Equipment - Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,189,815	$ 1,154,373
Less: Accumulated depreciation and amortization	(630,443)	(699,130)
Property, plant and equipment, net	$ 559,372	455,243
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,903	17,684
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 362,902	341,032
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 322,379	292,294
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 260,730	301,604
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 108,339	102,901
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 116,562	$ 98,858